Derivative financial instruments - Hedge in foreign operations (Details) € in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2020 EUR (€)	Jun. 30, 2020 USD ($)
Financial instruments classification
Loss recognized in the other comprehensive income	$ 885	$ (221)	$ 5,128	$ 70
Currency risk
Financial instruments classification
Debts designated as instrument hedge					€ 750	$ 2,259
Hedge in foreign operation, net of tax | Currency risk
Financial instruments classification
Loss recognized in the other comprehensive income	$ (119)	$ 33	$ (638)	$ 24